UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2021

WESTERN ASSET

INCOME FUND

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Income Fund for the six-month reporting period ended January 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

II	Western Asset Income Fund

Performance review

For the six months ended January 31, 2021, Class A shares of Western Asset Income Fund, excluding sales charges, returned 6.52%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Universal Indexi, returned -0.11% for the same period. The Lipper Multi-Sector Income Funds Category Averageii returned 4.60% over the same time frame.

Performance Snapshot as of January 31, 2021 (unaudited)

(excluding sales charges)	6 months
Western Asset Income Fund:
Class A	6.52%
Class C	6.31%
Class C1[1]	6.44%
Class I	6.82%
Class IS	6.87%
Bloomberg Barclays U.S. Universal Index	-0.11%
Lipper Multi-Sector Income Funds Category Average	4.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2021 for Class A, Class C, Class C1, Class I and Class IS shares were 3.16%, 2.59%, 2.83%, 3.59% and 3.68%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 25, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.97%, 1.70%, 1.34%, 0.69% and 0.59%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Income Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. In addition, the Fund invests in high-yield securities, that is securities rated below the Baa/BBB categories, or, if unrated, those determined to be of comparable credit quality. Below investment grade securities are commonly referred to as “junk bonds”. These issues are lower rated and inherently more risky than higher rated fixed income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment-grade or below investment-grade.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 365 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2021 and July 31, 2020 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Income Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.52%	$1,000.00	$1,065.20	0.96%	$5.00	Class A	5.00%	$1,000.00	$1,020.37	0.96%	$4.89
Class C	6.31	1,000.00	1,063.10	1.67	8.68	Class C	5.00	1,000.00	1,016.79	1.67	8.49
Class C1	6.44	1,000.00	1,064.40	1.43	7.44	Class C1	5.00	1,000.00	1,018.00	1.43	7.27
Class I	6.82	1,000.00	1,068.20	0.68	3.54	Class I	5.00	1,000.00	1,021.78	0.68	3.47
Class IS	6.87	1,000.00	1,068.70	0.58	3.02	Class IS	5.00	1,000.00	1,022.28	0.58	2.96

2	Western Asset Income Fund 2021 Semi-Annual Report

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Income Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 38.1%
Communication Services — 3.3%
Diversified Telecommunication Services — 0.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,080,000	$1,212,975	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	920,000	963,424	(a)
Frontier Communications Corp., Secured Notes	6.750%	5/1/29	570,000	599,754	(a)
Frontier Communications Corp.,
Senior Secured Notes	5.875%	10/15/27	570,000	613,648	(a)
Total Diversified Telecommunication Services				3,389,801
Entertainment — 0.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,120,000	1,170,226	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,200,000	1,555,752
Total Entertainment				2,725,978
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	590,000	615,683	(a)
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,060,000	1,114,590	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,330,000	2,426,625	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	900,000	1,066,876
Clear Channel Worldwide Holdings Inc., Senior Notes	9.250%	2/15/24	130,000	135,471
DISH DBS Corp., Senior Notes	7.750%	7/1/26	880,000	955,847
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	380,000	394,687	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	580,000	593,305	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	41,017

See Notes to Financial Statements.

4	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	100,000		$140,114
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	440,000		482,900	(a)
Total Media					7,351,432
Wireless Telecommunication Services — 0.7%
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	530,000		570,405	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	900,000		1,001,758	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,040,000		1,589,640
Switch Ltd., Senior Notes	3.750%	9/15/28	700,000		716,118	(a)
Total Wireless Telecommunication Services					3,877,921
Total Communication Services					17,960,815
Consumer Discretionary — 8.1%
Automobiles — 0.8%
Ford Motor Co., Senior Notes	8.500%	4/21/23	490,000		549,658
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,310,000		1,598,246
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	650,000		706,712
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,530,000		1,682,847	(a)
Total Automobiles					4,537,463
Distributors — 0.5%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	2,438,181		2,737,992	(a)(b)
Diversified Consumer Services — 0.6%
Co-operative Group Holdings 2011
Ltd., Senior Notes	7.500%	7/8/26	830,000	GBP	1,384,517	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	450,000		479,885	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	760,000		751,100	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	770,000		803,145	(a)
Total Diversified Consumer Services					3,418,647

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — 4.4%
Bally’s Corp., Senior Notes	6.750%	6/1/27	230,000		$247,106	(a)
Boyd Gaming Corp., Senior Notes	8.625%	6/1/25	250,000		276,563	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	610,000		637,831	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	800,000		844,136	(a)
Carnival Corp., Secured Notes	9.875%	8/1/27	430,000		494,231	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,593,221	(c)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	680,000		695,229	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	760,000		762,698	(a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	590,000		630,772	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000		42,061
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	300,000		319,261
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		1,234,283	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,000,000		1,023,500	(a)
Mohegan Gaming & Entertainment, Senior Secured Notes	8.000%	2/1/26	60,000		59,368	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	910,000		807,056	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,140,000		1,328,693	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	940,000		1,092,750	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	660,000	GBP	832,256	(c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000		671,625
Sands China Ltd., Senior Notes	3.800%	1/8/26	250,000		265,620	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	210,000		222,955	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,394,000		1,441,919	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,090,000		1,045,719	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,110,000		1,108,612	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,320,000		1,283,944	(a)

See Notes to Financial Statements.

6	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	900,000		$1,000,409
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,040,000		2,101,863	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	720,000		727,425	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,170,000		1,257,791	(a)
Total Hotels, Restaurants & Leisure					24,048,897
Household Durables — 0.3%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	430,000		583,456
Newell Brands Inc., Senior Notes	4.700%	4/1/26	850,000		935,731
Total Household Durables					1,519,187
Internet & Direct Marketing Retail — 0.3%
Prosus NV, Senior Notes	4.850%	7/6/27	1,480,000		1,699,591	(a)
Multiline Retail — 0.0%††
Nordstrom Inc., Senior Notes	5.000%	1/15/44	130,000		128,624
Specialty Retail — 1.2%
L Brands Inc., Senior Notes	6.694%	1/15/27	180,000		202,163
L Brands Inc., Senior Notes	5.250%	2/1/28	1,450,000		1,534,354
L Brands Inc., Senior Notes	6.625%	10/1/30	420,000		470,946	(a)
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	360,000		392,564	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	660,000		708,437	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	1,310,000		1,369,369	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		500,000	(a)(d)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	300,000		300,000	(a)(d)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	340,000		341,912
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	170,279	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	440,000	EUR	498,109	(a)(e)
Total Specialty Retail					6,488,133
Total Consumer Discretionary					44,578,534

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 0.3%
Food & Staples Retailing — 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000	$750,741	(c)
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	40,000	43,840
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	146,536
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	490,000	555,310
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	330,000	407,076
Total Food Products				1,152,762
Total Consumer Staples				1,903,503
Energy — 8.4%
Oil, Gas & Consumable Fuels — 8.4%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,490,000	2,374,364	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,080,000	1,144,805	(a)
Cenovus Energy Inc., Senior Notes	5.375%	7/15/25	260,000	293,950
CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Notes	6.500%	3/15/26	620,000	637,050	(a)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	1,620,000	1,727,325
Continental Resources Inc., Senior Notes	4.375%	1/15/28	400,000	408,416
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,137,300	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	500,000	576,126
Endeavor Energy Resources LP/ EER Finance Inc., Senior Notes	6.625%	7/15/25	700,000	748,780	(a)
Endeavor Energy Resources LP/ EER Finance Inc., Senior Notes	5.500%	1/30/26	530,000	549,875	(a)
Endeavor Energy Resources LP/ EER Finance Inc., Senior Notes	5.750%	1/30/28	430,000	456,445	(a)
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	200,000	236,589
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	100,000	105,136

See Notes to Financial Statements.

8	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	400,000	$430,206
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	330,000	345,616	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	300,000	321,663	(a)
EQT Corp., Senior Notes	7.875%	2/1/25	510,000	601,721
Gazprom PJSC Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	700,000	791,165	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,360,000	1,579,626	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	980,000	1,123,820	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	702,000	712,495	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	870,000	899,906	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,010,000	1,004,950	(a)(d)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,740,000	2,360,330	(a)
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	1,960,000	2,103,864
Occidental Petroleum Corp., Senior Notes	7.200%	3/15/29	120,000	124,200
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	550,000	599,335
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	2,740,000	1,328,900
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	960,000	1,052,400	(a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	290,000	280,162	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	2,090,000	2,378,943
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,860,000	2,172,731
QEP Resources Inc., Senior Notes	5.625%	3/1/26	370,000	413,142
Range Resources Corp., Senior Notes	5.750%	6/1/21	380,000	380,431
Range Resources Corp., Senior Notes	5.875%	7/1/22	874,000	886,564
Range Resources Corp., Senior Notes	5.000%	8/15/22	500,000	503,750
Range Resources Corp., Senior Notes	9.250%	2/1/26	2,160,000	2,356,646

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000		$589,050	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	570,000		572,280	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000		43,100
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	800,000		836,000	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	830,000		823,775	(a)(d)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,680,000		1,473,511	(a)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	190,000		197,060
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,970,000		2,070,963
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,000,000		1,027,500
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000		798,212
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,250,000		1,325,000
YPF SA, Senior Notes	8.500%	3/23/21	320,000		295,632	(a)
YPF SA, Senior Notes	8.500%	3/23/21	1,250,000		1,154,813	(c)
Total Energy					46,355,623
Financials — 5.2%
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	800,000	EUR	1,024,843	(c)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		207,252	(a)(e)(f)

See Notes to Financial Statements.

10	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		$220,300	(a)(e)(f)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	470,000		512,981	(e)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	840,000		942,271	(e)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,800,000	EUR	2,390,542	(c)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	590,000	EUR	731,643	(c)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	510,000		617,698	(a)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	370,000		376,013	(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	850,000	EUR	1,076,122	(c)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000		2,285,692	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,189,858	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,200,000	EUR	1,572,761	(c)(e)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	230,000		$256,271	(e)(f)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	270,000		280,049	(e)(f)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,127,068	(c)(e)(f)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	1,070,000		1,152,513	(a)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	780,000		926,702	(a)(e)
Total Banks					16,890,579
Capital Markets — 0.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	290,000		326,625	(a)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000		665,498	(a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,260,000		1,383,726	(a)(e)(f)
Total Capital Markets					2,375,849
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/23/23	150,000		156,352
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	590,000		638,720

See Notes to Financial Statements.

12	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	900,000	$965,205	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	340,000	309,789	(a)
Aviation Capital Group LLC, Senior Notes	2.875%	1/20/22	550,000	560,081	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,820,000	1,872,325	(a)
Finance of America Funding LLC, Senior Notes	7.875%	11/15/25	680,000	680,000	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,093,225	1,878,670	(a)(b)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	38,000	39,867	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000	199,826	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000	1,251,663	(g)(h)
Total Diversified Financial Services				8,552,498
Insurance — 0.0%††
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	51,745	52,003	(a)(e)
Thrifts & Mortgage Finance — 0.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	900,000	1,013,801	(a)
Total Financials				28,884,730
Health Care — 2.5%
Health Care Providers & Services — 1.4%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	990,000	1,043,212	(a)
CHS/Community Health Systems Inc., Secured Notes	9.875%	6/30/23	680,000	730,864	(a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,540,000	1,560,212	(a)(d)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	150,000	150,187	(a)(d)
Global Medical Response Inc., Senior Secured Notes	6.500%	10/1/25	1,120,000	1,158,640	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — continued
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	640,000		$653,600	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	840,000		833,700	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	940,000		1,030,466	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	690,000		756,844	(a)
Total Health Care Providers & Services					7,917,725
Life Sciences Tools & Services — 0.2%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	760,000		761,197	(a)
Pharmaceuticals — 0.9%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	630,000		644,263	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	810,000		900,072	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,000,000		1,108,915	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	860,000		885,800	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes	9.500%	7/31/27	290,000		331,869	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	590,000	EUR	724,139	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	490,000		468,256
Total Pharmaceuticals					5,063,314
Total Health Care					13,742,236
Industrials — 4.8%
Aerospace & Defense — 1.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	290,000		312,804	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	520,000		561,911	(a)
Boeing Co., Senior Notes	3.250%	2/1/35	630,000		630,069
Boeing Co., Senior Notes	5.805%	5/1/50	300,000		396,141
Boeing Co., Senior Notes	5.930%	5/1/60	1,170,000		1,574,549
TransDigm Inc., Senior Notes	4.625%	1/15/29	1,330,000		1,322,525	(a)

See Notes to Financial Statements.

14	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,290,000	$1,412,228	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	960,000	1,016,597	(a)
Total Aerospace & Defense				7,226,824
Air Freight & Logistics — 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,100,000	1,313,427
Airlines — 0.9%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	370,000	363,780
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	690,000	800,564	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	700,000	776,126	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	730,000	761,025	(a)(d)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,370,000	1,556,320	(a)
United Airlines Pass-Through Trust	3.700%	12/1/22	400,000	397,985
United Airlines Pass-Through Trust	4.875%	1/15/26	140,000	143,150	(d)
Total Airlines				4,798,950
Building Products — 0.1%
Cornerstone Building Brands Inc., Senior Notes	6.125%	1/15/29	400,000	418,750	(a)
Commercial Services & Supplies — 0.7%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	688,000	761,960	(a)
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	1,000,000	1,021,875	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	1,170,000	1,191,206	(a)
RR Donnelley & Sons Co., Senior Notes	8.250%	7/1/27	841,000	979,240
Total Commercial Services & Supplies				3,954,281

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — 0.2%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000	$252,187
Empire Communities Corp., Senior Notes	7.000%	12/15/25	900,000	952,380	(a)
Total Construction & Engineering				1,204,567
Industrial Conglomerates — 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	1,440,000	2,081,434
Machinery — 0.2%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	1,010,000	1,138,775	(a)
Trading Companies & Distributors — 0.5%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,010,000	1,006,364	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	360,000	378,932
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,090,000	1,208,674
Total Trading Companies & Distributors				2,593,970
Transportation Infrastructure — 0.3%
DP World PLC, Senior Notes	5.625%	9/25/48	1,390,000	1,743,477	(a)
Total Industrials				26,474,455
Information Technology — 0.8%
Communications Equipment — 0.2%
CommScope Inc., Senior Notes	8.250%	3/1/27	600,000	646,917	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	200,000	198,625	(a)
Total Communications Equipment				845,542
IT Services — 0.3%
Gartner Inc., Senior Notes	3.750%	10/1/30	1,020,000	1,049,947	(a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	320,000	334,400	(a)
Total IT Services				1,384,347
Software — 0.3%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	710,000	719,372	(a)

See Notes to Financial Statements.

16	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Blast Motion Inc., Senior Secured Notes	7.000%	1/15/24	850,000	$850,266	(a)(g)(h)
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	360,000	364,500	(a)
Total Software				1,934,138
Total Information Technology				4,164,027
Materials — 2.5%
Chemicals — 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,450,000	1,504,752	(a)
Construction Materials — 0.3%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	1,120,000	1,178,996	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	420,000	442,575	(a)
Total Construction Materials				1,621,571
Containers & Packaging — 0.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	250,000	263,125	(a)(b)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	500,000	529,063	(a)
Total Containers & Packaging				792,188
Metals & Mining — 1.4%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	500,000	511,452	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	600,000	613,749	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,830,000	3,056,202	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	860,000	1,076,600
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	650,000	690,625	(a)
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,300,000	0	*(a)(g)(h)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	410,000		$503,787
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	830,000		1,205,741
Total Metals & Mining					7,658,156
Paper & Forest Products — 0.4%
Mercer International Inc., Senior Notes	5.125%	2/1/29	270,000		275,062	(a)
Resolute Forest Products Inc.,
Senior Notes	5.875%	5/15/23	540,000		540,810
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,370,000		1,642,281
Total Paper & Forest Products					2,458,153
Total Materials					14,034,820
Real Estate — 1.3%
Equity Real Estate Investment Trusts (REITs) — 0.6%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	430,000		405,705
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	460,000		522,588
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	610,000		611,525
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	3.692%	6/5/28	755,000	GBP	1,125,670
Service Properties Trust, Senior Notes	5.500%	12/15/27	690,000		737,717
Total Equity Real Estate Investment Trusts (REITs)					3,403,205
Real Estate Management & Development — 0.7%
Five Point Operating Co. LP/Five
Point Capital Corp., Senior Notes	7.875%	11/15/25	1,000,000		1,057,390	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	490,000		533,005	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	700,000		715,750	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,338,961	(c)
Total Real Estate Management & Development					3,645,106
Total Real Estate					7,048,311
Utilities — 0.9%
Electric Utilities — 0.8%
FirstEnergy Corp., Senior Notes	2.250%	9/1/30	630,000		600,478
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	190,000		266,693
NRG Energy Inc., Senior Notes	3.375%	2/15/29	250,000		256,194	(a)

See Notes to Financial Statements.

18	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
NRG Energy Inc., Senior Notes	3.625%	2/15/31	750,000	$781,406	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	650,000	599,625	(a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	1,660,000	1,886,175
Total Electric Utilities				4,390,571
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Senior Notes	2.450%	1/15/31	540,000	541,552	(a)
Total Utilities				4,932,123
Total Corporate Bonds & Notes (Cost — $196,248,719)				210,079,177
Senior Loans — 24.2%
Communication Services — 2.9%
Diversified Telecommunication Services — 0.7%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	10/7/27	1,400,000	1,409,782	(e)(k)(l)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.871%	3/1/27	634,176	631,572	(e)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.627%	1/31/28	1,588,574	1,584,107	(e)(k)(l)
Total Diversified Telecommunication Services				3,625,461
Entertainment — 0.6%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.754%	2/10/27	1,746,523	1,746,523	(e)(k)(l)
Cinemark USA Inc., Additional Term Loan (1 mo. USD LIBOR + 1.750%)	1.880%	3/31/25	248,718	238,707	(e)(k)(l)
William Morris Endeavor Entertainment LLC, New Term Loan B1 (1 mo. USD LIBOR + 2.750%)	2.880-2.900%	5/18/25	1,187,296	1,113,090	(e)(k)(l)
Total Entertainment				3,098,320
Internet & Direct Marketing Retail — 0.2%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/8/27	1,180,000	1,189,311	(e)(k)(l)
Media — 1.4%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.621%	8/15/25	599,298	600,047	(e)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
AppLovin Corp., Third Amendment New Term Loan (1 mo. USD LIBOR + 4.000%)	4.121%	8/15/25	565,725	$568,554	(e)(k)(l)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.623%	11/18/24	540,389	533,860	(e)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.121%	5/1/26	286,035	283,532	(e)(k)(l)
iHeartCommunications Inc., Second Amendment Incremental Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	5/1/26	527,350	529,327	(e)(k)(l)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.250%)	2.371%	3/24/25	362,840	361,479	(e)(k)(l)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.894%	9/18/26	1,196,955	1,200,415	(e)(k)(l)
Nielsen Finance LLC, Dollar Term Loan B5 (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	6/6/25	148,875	150,317	(e)(k)(l)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.371%	12/17/26	1,277,050	1,280,110	(e)(k)(l)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	1,270,179	1,273,951	(e)(k)(l)
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	940,000	941,997	(m)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.627%	4/30/28	120,000	119,573	(e)(k)(l)
Total Media				7,843,162
Total Communication Services				15,756,254

See Notes to Financial Statements.

20	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 4.8%
Auto Components — 0.3%
American Axle & Manufacturing Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/6/24	498,461	$497,340	(e)(k)(l)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.647%	4/30/26	1,153,875	1,154,596	(e)(h)(k)(l)
Total Auto Components				1,651,936
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	3.500-4.250%	9/23/26	1,630,230	1,635,324	(e)(k)(l)
TruGreen LP, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.500%)	9.250%	10/30/28	320,000	332,000	(e)(h)(k)(l)
Total Diversified Consumer Services				1,967,324
Hotels, Restaurants & Leisure — 2.0%
Alterra Mountain Co., First Lien Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	8/1/26	843,625	848,195	(e)(k)(l)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.871%	7/31/24	1,008,800	1,006,173	(e)(k)(l)
Aristocrat Technologies Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/19/24	586,626	590,732	(e)(k)(l)
Bass Pro Group LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	9/25/24	386,509	387,613	(e)(k)(l)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.342%	9/15/23	1,191,240	1,189,089	(e)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.871%	12/23/24	1,552,900	1,536,239	(e)(k)(l)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.621%	7/21/25	1,256,850	1,257,832	(e)(k)(l)
ClubCorp Holdings Inc. First Lien Term Loan B	—	9/18/24	1,450,000	1,350,313	(m)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	398,000	$401,980	(e)(h)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.880%	6/22/26	610,000	608,551	(e)(k)(l)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.871%	8/14/24	1,001,532	988,778	(e)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	990,203	976,794	(e)(k)(l)
Total Hotels, Restaurants & Leisure				11,142,289
Specialty Retail — 2.1%
Academy Ltd., New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	1,410,000	1,424,100	(e)(k)(l)
CWGS Group LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	11/8/23	2,020,341	2,021,131	(e)(k)(l)
Gannett Holdings LLC, First Lien Term Loan	—	1/29/26	1,540,000	1,509,200	(m)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	10/19/27	1,057,350	1,060,183	(e)(k)(l)
IRB Holding Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	2/5/25	178,622	178,692	(e)(k)(l)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/2/27	560,000	563,150	(e)(k)(l)
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	1,674,548	1,677,060	(e)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	8/19/22	542,724	524,237	(e)(k)(l)

See Notes to Financial Statements.

22	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
Petco Animal Supplies Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.250%)	4.250%	1/26/23	688,132		$687,886	(e)(k)(l)
PetSmart Inc., Term Loan B	—	1/29/28	1,090,000		1,079,100	(m)
PetSmart Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 3.500%)	4.500%	3/11/22	843,277		843,804	(e)(k)(l)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.877%	7/31/26	239,301		239,769	(e)(k)(l)
Total Specialty Retail					11,808,312
Total Consumer Discretionary					26,569,861
Consumer Staples — 0.6%
Food & Staples Retailing — 0.6%
Froneri International PLC, Term Loan Facility B1 (the greater of 6 mo. EURIBOR or 0.000% + 2.625%)	2.625%	1/29/27	470,000	EUR	566,732	(e)(k)(l)
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.371%	1/29/27	1,223,850		1,219,345	(e)(k)(l)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.121%	9/13/26	1,133,703		1,120,083	(e)(k)(l)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.871%	6/27/23	328,281		325,878	(e)(k)(l)
Total Food & Staples Retailing					3,232,038
Food Products — 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.880%	10/1/26	260,000		259,675	(e)(k)(l)
Total Consumer Staples					3,491,713
Financials — 4.0%
Capital Markets — 0.8%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.121%	7/3/24	1,659,592		1,656,609	(e)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Focus Financial Partners LLC, Term Loan B3	—	7/3/24	1,340,000	$1,337,592	(m)
Zywave Inc., Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	994,500	992,014	(e)(h)(k)(l)
Total Capital Markets				3,986,215
Diversified Financial Services — 1.8%
Citadel Securities LP, Term Loan	—	2/29/28	1,566,045	1,559,520	(m)
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.871%	2/27/26	1,566,045	1,565,557	(e)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	378,100	380,666	(e)(k)(l)
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 8.000%)	9.000%	4/10/28	1,240,000	1,267,900	(e)(h)(k)(l)
Hudson River Trading LLC, 2020 Repriced Term Loans (1 mo. USD LIBOR + 3.000%)	3.121%	2/18/27	706,432	707,904	(e)(k)(l)
Jane Street Group LLC, Dollar Term Loan	—	1/31/28	1,310,507	1,307,230	(m)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	3.754%	7/10/25	357,283	358,990	(e)(k)(l)
TKC Holdings Inc., First Lien Initial Term Loan	4.750%	2/1/23	952,477	934,618	(e)(k)(l)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.871%	11/16/26	92,027	92,141	(e)(k)(l)
UFC Holdings LLC, Term Loan B (the greater of 3 mo. USD LIBOR or 1.000% + 3.250%)	4.250%	4/29/26	634,160	637,000	(e)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.129%	3/1/26	1,198,296	1,200,543	(e)(k)(l)
Total Diversified Financial Services				10,012,069
Insurance — 1.3%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	3.621%	2/15/27	526,025	524,710	(e)(k)(l)

See Notes to Financial Statements.

24	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
AmeriLife Holdings LLC, First Lien
Term Loan (1 mo. USD LIBOR + 4.000%)	4.144%	3/18/27	238,833	$238,236	(e)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.121%	11/3/24	619,140	617,703	(e)(k)(l)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.371%	12/23/26	1,231,389	1,227,413	(e)(k)(l)
Asurion LLC, New Term Loan B9	—	7/31/27	850,000	841,500	(m)
Asurion LLC, Second Lien Replacement Term Loan B2 (1 mo. USD LIBOR + 6.500%)	6.621%	8/4/25	1,240,000	1,244,650	(e)(k)(l)
Ryan Specialty Group LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	9/1/27	867,825	870,357	(e)(k)(l)
Sedgwick Claims Management Services Inc., 2020 Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	9/3/26	537,300	542,001	(e)(k)(l)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.371%	12/31/25	1,175,013	1,169,872	(e)(k)(l)
Total Insurance				7,276,442
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.880%	5/15/26	630,000	617,400	(e)(h)(k)(l)(m)
Total Financials				21,892,126
Health Care — 4.3%
Health Care Equipment & Supplies — 0.3%
Air Methods Corp., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.500%)	4.500%	4/22/24	647,625	627,791	(e)(k)(l)
Radiology Partners Inc., Replacement Term Loan B	4.383-5.295%	7/9/25	1,060,000	1,055,197	(e)(k)(l)(m)
Total Health Care Equipment & Supplies				1,682,988
Health Care Providers & Services — 3.0%
Elanco Animal Health Inc., Term Loan (1 mo. USD LIBOR + 1.750%)	1.894%	8/1/27	105,591	105,481	(e)(k)(l)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	211,892	208,934	(m)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	901,297	$888,717	(e)(k)(l)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.371%	2/4/28	810,000	798,694	(e)(k)(l)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	1,862,956	1,865,983	(e)(k)(l)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.092%	11/15/27	633,600	633,363	(e)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.871%	11/17/25	1,421,417	1,422,305	(e)(k)(l)
Maravai Intermediate Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/19/27	220,000	221,788	(e)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	779,468	779,955	(e)(k)(l)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.871%	8/6/26	1,287,000	1,294,239	(e)(k)(l)
Option Care Health Inc., Term Loan	—	8/6/26	1,030,000	1,034,184	(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.380%	3/5/26	1,114,002	1,112,888	(e)(k)(l)
Precision Medicine Group LLC, Delayed Draw Term Loan	—	11/18/27	138,462	139,442	(m)
Precision Medicine Group LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/18/27	1,061,538	1,069,057	(e)(k)(l)
Radnet Management Inc., First Lien Term Loan B1 (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	6/30/23	1,170,938	1,173,683	(e)(k)(l)

See Notes to Financial Statements.

26	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 2 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/13/26	640,000	$640,400	(e)(k)(l)
Surgery Center Holdings Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.250%)	4.250%	9/2/24	825,733	822,194	(e)(k)(l)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	1,176,389	1,180,065	(e)(k)(l)(m)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	1,108,800	1,113,097	(e)(k)(l)
Total Health Care Providers & Services				16,504,469
Health Care Technology — 0.6%
AthenaHealth Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.633%	2/11/26	1,714,050	1,721,906	(e)(k)(l)
AthenaHealth Inc., First Lien Term Loan B	—	2/11/26	790,000	793,950	(h)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	3/1/24	797,626	799,786	(e)(k)(l)
Total Health Care Technology				3,315,642
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.871%	9/27/24	466,803	466,940	(e)(k)(l)
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Company I SARL, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/29/24	425,590	424,260	(e)(k)(l)
Milano Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	1,220,000	1,224,575	(e)(k)(l)
Total Pharmaceuticals				1,648,835
Total Health Care				23,618,874

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 4.7%
Aerospace & Defense — 0.7%
Boeing Co., Term Loan	1.250-1.470%	2/7/22	2,690,000	$2,681,594	(e)(k)(l)
WP CPP Holdings LLC, First Lien Initial Term Loan	4.750%	4/30/25	1,403,140	1,353,445	(e)(k)(l)
Total Aerospace & Defense				4,035,039
Airlines — 1.1%
Delta Air Lines Inc., Initial Term Loan (1 mo. USD LIBOR + 4.750%)	4.871%	4/29/23	2,109,400	2,136,206	(e)(k)(l)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,210,000	1,271,181	(e)(k)(l)
Jetblue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,443,000	1,496,752	(e)(k)(l)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,210,000	1,292,012	(e)(k)(l)
Total Airlines				6,196,151
Building Products — 0.3%
ACProducts Inc., First Lien Initial Term Loan (the greater of 6 mo. USD LIBOR or 1.000% + 6.500%)	7.500%	8/18/25	745,750	767,540	(e)(k)(l)
CP Atlas Buyer Inc., Initial Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/23/27	495,000	495,928	(e)(k)(l)
CP Atlas Buyer Inc., Initial Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/23/27	165,000	166,014	(e)(k)(l)
Total Building Products				1,429,482
Commercial Services & Supplies — 1.4%
Allied Universal Holdco LLC, Initial
Term Loan (1 mo. USD LIBOR + 4.250%)	4.371%	7/10/26	1,780,443	1,783,411	(e)(k)(l)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.621%	1/31/27	786,050	783,102	(e)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.621%	10/1/26	1,148,400	1,153,424	(e)(k)(l)

See Notes to Financial Statements.

28	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	4.990%	10/30/26	1,642,086	$1,648,244	(e)(k)(l)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	547,405	548,944	(e)(k)(l)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.380%	5/14/26	579,114	570,427	(e)(k)(l)(m)
PAE Inc., First Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/19/27	660,000	665,775	(e)(k)(l)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.621%	8/27/25	306,084	306,850	(e)(k)(l)
Total Commercial Services & Supplies				7,460,177
Construction & Engineering — 0.1%
Tutor Perini Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	8/18/27	658,350	664,522	(e)(k)(l)
Electrical Equipment — 0.3%
Brookfield WEC Holdings, Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	1,698,412	1,699,209	(e)(k)(l)
Machinery — 0.4%
Douglas Dynamics LLC, 2020 Additional Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	6/8/26	168,798	170,275	(e)(k)(l)
Vertical Midco Gmbh, USD Term Loan B (6 mo. USD LIBOR + 4.250%)	4.478%	7/30/27	1,865,325	1,883,200	(e)(k)(l)
Total Machinery				2,053,475
Road & Rail — 0.3%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.254%	12/30/26	1,586,604	1,588,161	(e)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Transportation Infrastructure — 0.1%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.130%	5/15/26	610,700	$579,402	(e)(k)(l)
Total Industrials				25,705,618
Information Technology — 2.0%
Communications Equipment — 0.4%
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.371%	4/6/26	1,313,375	1,313,844	(e)(k)(l)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.371%	11/29/25	757,478	702,325	(e)(k)(l)
Global Tel Link Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	8.371%	11/29/26	280,000	219,800	(e)(h)(k)(l)
Total Communications Equipment				2,235,969
IT Services — 0.5%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.871%	9/30/24	1,043,137	1,047,629	(e)(k)(l)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	4.480%	4/26/24	325,865	327,901	(e)(k)(l)
Redstone Holdco 2 LP, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	9/1/27	1,057,350	1,071,008	(e)(k)(l)
Science Applications International Corp., Term Loan B2 (1 mo. USD LIBOR + 2.250%)	2.371%	3/13/27	240,267	241,018	(e)(k)(l)
Total IT Services				2,687,556
Software — 1.1%
Castle US Holding Corp., Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	4.004%	1/29/27	526,688	522,408	(e)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.121%	10/16/26	1,597,925	1,600,921	(e)(k)(l)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.7500%)	2.871%	6/21/24	48,095	47,770	(e)(k)(l)

See Notes to Financial Statements.

30	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	616,900	$624,611	(e)(h)(k)(l)
Planview Parent Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/17/27	420,000	422,625	(e)(k)(l)
Planview Parent Inc., First Lien Delayed Draw Term Loan	—	12/17/27	100,000	100,625	(m)
Rackspace Hosting Inc., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 1.000% + 3.000%)	4.000%	11/3/23	398,966	399,687	(e)(k)(l)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.871%	6/21/24	324,798	322,605	(e)(k)(l)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.726%	3/5/27	646,750	647,720	(e)(k)(l)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	770,000	773,658	(e)(k)(l)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.871%	5/4/26	694,935	698,573	(e)(k)(l)
Total Software				6,161,203
Total Information Technology				11,084,728
Materials — 0.4%
Chemicals — 0.1%
INEOS US Petrochem LLC, USD Term Loan	—	1/21/26	600,000	602,813	(m)
Containers & Packaging — 0.3%
Graham Packaging Co. Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/4/27	950,271	955,286	(e)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.871%	2/4/27	289,049	$289,663	(e)(k)(l)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.871%	2/6/23	306,269	306,625	(e)(k)(l)
Total Containers & Packaging				1,551,574
Total Materials				2,154,387
Real Estate — 0.5%
Equity Real Estate Investment Trusts (REITs) — 0.5%
Claros Mortgage Trust Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	8/9/26	618,434	618,434	(e)(h)(k)(l)
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	494,000	482,885	(e)(k)(l)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.879%	12/20/24	1,480,000	1,473,217	(e)(k)(l)
Total Equity Real Estate Investment Trusts (REITs)				2,574,536
Real Estate Management & Development — 0.0%††
Realogy Group LLC, Extended 2025 Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/7/25	225,246	224,589	(e)(k)(l)
Total Real Estate				2,799,125
Total Senior Loans (Cost — $131,580,096)				133,072,686
Collateralized Mortgage Obligations (n) — 15.5%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.730%	1/25/36	135,065	129,237	(e)
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.080%	7/25/36	306,740	495,208	(e)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	5.829%	8/10/45	1,042,701	460,638	(a)(e)
Banc of America Funding Corp., 2015-R3 1A2	0.582%	3/27/36	3,202,800	2,732,133	(a)(e)
Banc of America Mortgage Trust, 2005-C 2A1	3.807%	4/25/35	25,433	25,943	(e)
BCAP LLC Trust, 2011-RR2 1A4	3.147%	7/26/36	3,031,062	1,921,358	(a)(e)
Benchmark Mortgage Trust, 2019- B11 XA, IO	1.047%	5/15/52	18,985,187	1,265,708	(e)

See Notes to Financial Statements.

32	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.026%	4/15/34	1,950,000	$1,860,277	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.614%	5/15/37	1,700,000	1,564,013	(a)(e)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.027%	2/16/37	600,000	600,150	(a)(e)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	1.077%	11/15/36	1,200,000	1,200,737	(a)(e)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.904%	9/15/50	21,899,936	1,080,961	(e)
Credit Suisse Commercial Mortgage Securities Corp., 2018- TOP D (1 mo. USD LIBOR + 1.800%)	1.927%	8/15/35	1,816,000	1,799,197	(a)(e)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.169%	6/15/38	441	421	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	127,774	24,820
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	29.810%	2/25/36	323,283	504,415	(e)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	328,742	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,840,000	1,440,176	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.477%	7/15/32	2,900,000	1,957,483	(a)(e)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	2,960,000	2,788,410	(a)(h)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,223,954	(a)
CSMC Trust, 2020-4R 1A1 (1 mo. USD LIBOR + 3.000%)	3.144%	6/25/47	1,426,720	1,445,828	(a)(e)
DBUBS Mortgage Trust, 2011- LC3A G	3.750%	8/10/44	1,770,000	607,774	(a)(h)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	1.930%	1/25/30	1,310,000	1,311,111	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.331%	8/25/42	19,810,000	313,582	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,470,000	2,545,225	(a)(e)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	$1,635,481	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,370,000	2,452,389	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	4,221,206	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,926,553	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	690,000	696,922	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.880%	3/25/25	1,095,859	1,184,420	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017- DNA1 M2 (1 mo. USD LIBOR + 3.250%)	3.380%	7/25/29	910,073	942,155	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017- HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.730%	12/25/42	630,000	638,607	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020- DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.430%	1/25/50	2,020,000	2,012,626	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020- DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.230%	6/25/50	1,320,000	1,393,325	(a)(e)

See Notes to Financial Statements.

34	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.380%	1/25/29	1,813,826	$1,895,136	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.980%	10/25/29	610,000	664,471	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.280%	2/25/30	2,050,000	2,138,690	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.680%	7/25/30	1,370,000	1,410,995	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.380%	7/25/30	937,727	946,387	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.130%	3/25/31	939,209	943,874	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.480%	4/25/31	1,060,000	1,101,274	(a)(e)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	7,758	7,551	(e)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.145%	3/16/47	1,669,174	8,686	(e)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.204%	4/16/52	2,254,397	7,634	(e)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	3.876%	9/15/31	1,240,000	627,857	(a)(e)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	127,913	44,769

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	755,939	$793,913	(a)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.640%)	0.770%	8/25/35	97,502	98,646	(e)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.400%	11/25/36	1,231,468	999,360	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. USD LIBOR + 8.208%)	8.334%	6/15/35	2,750,000	2,276,359	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- WPT FFL (1 mo. USD LIBOR + 2.900%)	3.044%	7/5/33	2,640,000	2,473,018	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BKWD E (1 mo. USD LIBOR + 2.600%)	2.726%	9/15/29	2,340,000	2,301,409	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT C (1 mo. USD LIBOR + 3.800%)	3.927%	7/15/34	2,150,670	1,975,575	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT XCP, IO	2.052%	7/15/34	3,000,957	28,182	(a)(e)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	22,550	19,487	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	55,856	31,168	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	10,974	6,123	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	34,809	34,302	(e)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	92,527	62,820
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	2,399	2,399
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	0.630%	4/25/35	1,123,153	1,018,630	(e)
Multifamily Trust, 2016-1 B	16.793%	4/25/46	759,863	869,388	(a)(e)

See Notes to Financial Statements.

36	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	$1,567,492	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	550,473	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	1,260,000	1,245,101	(a)(e)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.288%	10/26/36	2,392,499	2,129,792	(a)(e)
Nomura Resecuritization Trust, 2015-8R 4A4	1.891%	11/25/47	1,954,604	1,795,256	(a)(e)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	1.880%	2/25/30	2,580,000	2,587,562	(a)(e)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.527%	11/15/27	1,450,000	72,681	(a)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.420%)	0.550%	5/25/46	185,516	165,572	(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.330%)	3.461%	11/11/34	2,276,325	2,111,983	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.102%)	4.233%	11/11/34	1,126,012	1,037,577	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000	22,113	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	479,997	20,445	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.540%)	0.670%	12/25/45	49,278	49,713	(e)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (n) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.499%	2/25/46	558,777		$530,482	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	89,341		90,765	(a)(e)
Total Collateralized Mortgage Obligations (Cost — $88,313,341)					85,496,295
Sovereign Bonds — 9.5%
Argentina — 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374		22,257
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	733,878		282,543
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	420,422		144,835
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	403,414		172,460	*(c)(o)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,290,000		499,888	*(c)(i)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,590,000		616,141	*(a)(i)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,860,000		1,079,650	*(a)(i)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	650,000		245,375	*(a)(i)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	500,000		188,125	*(a)(i)
Provincia de Cordoba, Senior Notes	7.450%	6/1/27	637,561		417,602	(a)
Total Argentina					3,668,876
Australia — 0.4%
Australia Government Bond	5.750%	7/15/22	2,500,000	AUD	2,068,567
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,560,000	BRL	509,443

See Notes to Financial Statements.

38	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	$1,787,021
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,892,000	BRL	1,235,027
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	4,200,000	BRL	888,247
Total Brazil					4,419,738
Egypt — 0.2%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,200,000		1,355,286	(a)
Ghana — 0.3%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	520,000		590,486	(c)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	350,000		370,892	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	490,000		514,833	(a)
Total Ghana					1,476,211
Indonesia — 3.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,930,000		2,144,539
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	1,450,000		1,881,477	(c)
Indonesia Treasury Bond	8.375%	9/15/26	50,137,000,000	IDR	4,049,805
Indonesia Treasury Bond	8.375%	3/15/34	15,197,000,000	IDR	1,230,610
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	4,850,000,000	IDR	357,759
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	93,050,000,000	IDR	7,041,424
Total Indonesia					16,705,614
Israel — 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	680,000		746,448
State of Israel, Senior Notes	3.375%	1/15/50	460,000		502,265
Total Israel					1,248,713
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	212,854	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Ivory Coast — continued
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	282,778		$287,379	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		1,037,689	(c)
Total Ivory Coast					1,537,922
Kazakhstan — 0.3%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,280,000		1,514,294	(c)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,550,000		1,724,220
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	730,000		822,560
Total Mexico					2,546,780
Panama — 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	1,000,000		1,227,500
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,210,000		1,304,682
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,590,000		2,197,133	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	470,000		631,929	(a)
Total Qatar					2,829,062
Russia — 1.7%
Russian Federal Bond — OFZ	7.050%	1/19/28	664,131,000	RUB	9,323,239
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	820,000		1,011,265	(a)
Total Sovereign Bonds (Cost — $56,661,409)					52,237,749

			Face Amount†/ Units
Asset-Backed Securities — 9.4%
522 Funding CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.581%	1/15/33	250,000		250,009	(a)(e)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	1.634%	5/1/26	19,238		19,239	(a)(e)

See Notes to Financial Statements.

40	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.033%	4/17/29	800,000	$786,945	(a)(e)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.321%	4/15/31	250,000	250,714	(a)(e)
Apidos CLO XII, 2013-12A ER (3 mo. USD LIBOR + 5.400%)	5.641%	4/15/31	750,000	711,908	(a)(e)
Apidos CLO XXII, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	6.974%	4/20/31	1,000,000	1,004,902	(a)(e)
Ares XXXIIR CLO Ltd., 2014-32RA C (3 mo. USD LIBOR + 2.900%)	3.121%	5/15/30	1,000,000	984,948	(a)(e)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.175%	8/5/27	300,000	297,689	(a)(e)
BCC Funding Corp. XVI LLC, 2019-1A D	3.940%	7/20/27	1,000,000	1,015,757	(a)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	4.024%	1/20/29	440,000	441,892	(e)(p)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	0.000%	1/20/32	390,000	390,237	(a)(d)(e)(p)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.274%	11/20/28	400,000	400,554	(a)(e)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.974%	11/20/28	550,000	533,162	(a)(e)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	7.241%	4/15/29	500,000	502,500	(a)(e)
Carlyle Global Market Strategies CLO Ltd., 2014-2RA A1 (3 mo. USD LIBOR + 1.050%)	1.271%	5/15/31	1,182,763	1,182,761	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.924%	7/20/31	660,000	654,868	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.224%	4/20/29	1,300,000	1,293,315	(a)(e)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	3.391%	10/15/26	670,000	667,852	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.623%	4/17/30	250,000	242,925	(a)(e)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates Inc. Asset-Backed Certificates Trust, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	2.005%	6/25/34	121,834	$121,570	(e)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	980,000	977,479	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	5.025%	8/9/24	984,925	960,302	(a)(g)(h)
Cumberland Park CLO Ltd., 2015-2A DR (3 mo. USD LIBOR + 2.700%)	2.924%	7/20/28	500,000	502,050	(a)(e)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.874%	7/20/28	700,000	701,676	(a)(e)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.347%	2/15/29	729,584	721,664	(e)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	641,425	677,659	(a)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	1.944%	10/25/33	687,459	697,857	(e)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	1.471%	5/15/30	590,000	590,978	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.191%	4/15/31	1,070,000	1,015,596	(a)(e)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.173%	4/17/30	570,000	571,835	(a)(e)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.924%	1/20/33	350,000	350,114	(a)(e)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.424%	1/20/33	290,000	265,244	(a)(e)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	4,559,539	815,971	(a)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	430,000	430,017	(a)
Hertz Vehicle Financing II LP, 2015-3A C	4.440%	9/25/21	550,000	552,311	(a)
Hertz Vehicle Financing II LP, 2018-1A D	5.860%	2/25/24	840,000	845,939	(a)

See Notes to Financial Statements.

42	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	390,000	$391,950	(a)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.724%	10/20/28	600,000	576,574	(a)(e)
LCM XXIV Ltd., 24A A (3 mo. USD LIBOR + 1.310%)	1.534%	3/20/30	635,000	635,000	(a)(e)
Legacy Mortgage Asset Trust, 2019-GS2 A1	3.750%	1/25/59	2,503,421	2,513,254	(a)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.524%	1/20/33	460,000	461,319	(a)(e)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	1.280%	8/25/37	2,358,809	2,253,545	(e)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.874%	1/20/31	700,000	678,390	(a)(e)
Nassau Ltd., 2020-1A D (3 mo. USD LIBOR + 4.770%)	4.994%	7/20/29	370,000	371,915	(a)(e)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	0.420%	1/25/33	1,045,307	1,000,358	(e)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	978,915	(a)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.424%	10/20/27	750,000	709,380	(a)(e)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.022%	4/22/30	500,000	496,111	(a)(e)
Ocean Trails CLO, 2020-9A A2 (3 mo. USD LIBOR + 2.270%)	2.553%	10/15/29	500,000	503,217	(a)(e)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	445,000	446,929	(a)(e)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	1.060%	8/25/35	1,050,000	944,479	(e)
Origen Manufactured Housing Contract Trust, 2006-A A2	1.997%	10/15/37	494,821	479,571	(e)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	2.224%	7/20/29	1,000,000	986,058	(a)(e)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	1,243,626	944,330

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.486%	6/22/30	605,000	$576,149	(a)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	504,132	(a)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.124%	1/20/32	500,000	502,453	(a)(e)
Sound Point CLO XXIII, 2019-2A A1 (3 mo. USD LIBOR + 1.400%)	1.641%	4/15/32	830,000	830,661	(a)(e)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	2.841%	1/15/30	500,000	495,657	(a)(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.350%	2/25/36	3,147,605	120,802	(a)(e)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.183%	4/16/31	1,000,000	1,000,356	(a)(e)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.423%	4/16/31	250,000	236,031	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.874%	10/13/29	1,000,000	1,003,387	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 3.000%)	3.224%	10/13/29	430,000	432,208	(a)(e)
Thayer Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.100%)	6.324%	4/20/29	700,000	699,979	(a)(e)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	2.874%	10/20/28	250,000	251,201	(a)(e)
Venture 31 CLO Ltd., 2018-31A A1 (3 mo. USD LIBOR + 1.030%)	1.254%	4/20/31	790,000	789,423	(a)(e)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.981%	4/15/27	900,000	782,468	(a)(e)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.261%	6/7/30	300,000	292,228	(a)(e)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	0.300%	7/25/47	5,463,808	4,594,767	(e)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.891%	10/15/31	790,000	768,460	(a)(e)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.770%	10/20/31	260,000	259,647	(a)(e)
Total Asset-Backed Securities (Cost — $55,195,417)				51,941,743

See Notes to Financial Statements.

44	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 2.3%
Communication Services — 0.5%
Diversified Telecommunication Services — 0.3%
Liberty Interactive LLC, Senior Notes	4.000%	11/15/29	670,000	$522,600
Liberty Interactive LLC, Senior Notes	3.750%	2/15/30	790,000	612,250
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	510,000	482,587
Total Diversified Telecommunication Services				1,617,437
Media — 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,470,000	1,359,151
Total Communication Services				2,976,588
Energy — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	2,275,000	1,866,438
PDC Energy Inc., Senior Notes	1.125%	9/15/21	1,910,000	1,881,987
Total Energy				3,748,425
Financials — 1.0%
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	2,650,000	2,534,584
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	2,990,000	3,019,900
Total Financials				5,554,484
Information Technology — 0.1%
Software — 0.1%
J2 Global Inc., Senior Notes	1.750%	11/1/26	320,000	344,427	(a)
Total Convertible Bonds & Notes (Cost — $12,309,148)				12,623,924

			Shares
Convertible Preferred Stocks — 0.7%
Energy — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
MPLX LP (Cost — $3,720,112)	6.500%		114,465	3,666,886	(d)(g)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Bonds	1.375%	8/15/50	150,000	$134,074
U.S. Treasury Notes	0.125%	9/30/22	1,000,000	1,000,313
U.S. Treasury Notes	0.250%	10/31/25	280,000	278,064
Total U.S. Government & Agency Obligations (Cost — $1,415,186)				1,412,451
Mortgage-Backed Securities — 0.2%
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	2,285	2,354
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	11/1/31	257	289
Total FHLMC				2,643
FNMA — 0.2%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-4/1/31	4,274	5,006
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	328,867
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	587,318	648,876	(e)
Total FNMA				982,749
Total Mortgage-Backed Securities (Cost — $899,166)				985,392

			Shares
Common Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Berry Corp.			44,473	171,221
Oasis Petroleum Inc.			9,297	348,359	*
Southwestern Energy Co.			62,835	236,888	*
Total Common Stocks (Cost — $1,898,342)				756,468

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
E-mini S&P 500 Index Futures, Put @ $3,300.00	2/19/21	85	15,785,520	85,850
E-mini S&P 500 Index Futures, Put @ $3,300.00	3/19/21	42	7,799,904	107,100

See Notes to Financial Statements.

46	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Security		Expiration Date	Contracts	Notional Amount†		Value
Exchange-Traded Purchased Options — continued
E-mini S&P 500 Index Futures, Put @ $3,400.00		3/19/21	95	17,642,640		$316,350
U.S. Treasury Long-Term Bonds Futures, Put @ $168.00		2/19/21	53	53,000		53,828
Total Exchange-Traded Purchased Options (Cost — $710,539)						563,128

	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/ Mexican Peso, Put @19.91MXN (Cost — $58,412)	Goldman Sachs Group Inc.	4/29/21	3,760,000	3,760,000		58,412
Total Purchased Options (Cost — $768,951)						621,540

		Rate		Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Capital Markets — 0.1%
B Riley Financial Inc. (Cost — $403,750)		6.000%		16,150		406,011

			Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Argentina — 0.0%††
Argentina Treasury Bond (Cost — $80,992)		1.000%	8/5/21	11,319,840	ARS	74,135	(g)
Total Investments before Short-Term Investments (Cost — $549,494,629)						553,374,457

				Shares
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,490,167)		0.010%		5,490,167		5,490,167	(p)
Total Investments — 101.5% (Cost — $554,984,796)						558,864,624
Liabilities in Excess of Other Assets — (1.5)%						(8,198,956)
Total Net Assets — 100.0%						$550,665,668

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of January 31, 2021.

(j)	Value is less than $1.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of January 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	The maturity principal is currently in default as of January 31, 2021.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $6,322,296 and the cost was $6,320,167 (Note 8).

See Notes to Financial Statements.

48	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

AUD	— Australian Dollar

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

PJSC	— Private Joint Stock Company

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
E-mini S&P 500 Index Futures, Put	2/19/21	$3,000.00	66	$12,256,992	$(23,760)
E-mini S&P 500 Index Futures, Put	3/19/21	3,100.00	58	10,771,296	(90,190)
U.S. Treasury Long-Term Bonds Futures, Call	2/19/21	172.00	35	35,000	(10,937)
U.S. Treasury Long-Term Bonds Futures, Call	2/19/21	173.00	28	28,000	(5,688)
Total Exchange-Traded Written Options (Premiums received — $220,184)					$(130,575)

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	25	3/21	$2,799,942	$2,786,989	$(12,953)
Euro-Bobl	7	3/21	1,147,155	1,148,929	1,774

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 2-Year Notes	635	3/21	$140,171,895	$140,320,117	$148,222
U.S. Treasury Ultra 10-Year Notes	10	3/21	1,568,533	1,538,281	(30,252)
U.S. Treasury Ultra Long- Term Bonds	228	3/21	49,046,320	46,675,875	(2,370,445)
					(2,263,654)
Contracts to Sell:
90-Day Eurodollar	303	3/21	75,498,176	75,628,800	(130,624)
Euro-Bund	47	3/21	10,120,393	10,109,782	10,611
Euro-Buxl	3	3/21	808,172	805,676	2,496
U.S. Treasury 5-Year Notes	101	3/21	12,723,099	12,713,375	9,724
U.S. Treasury 10-Year Notes	248	3/21	34,216,631	33,983,750	232,881
U.S. Treasury Long-Term Bonds	66	3/21	11,534,417	11,135,437	398,980
					524,068
Net unrealized depreciation on open futures contracts					$(1,739,586)

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,670,282	SAR	21,280,000	JPMorgan Chase & Co.	4/15/21	$(2,349)
USD	634,104	EUR	520,000	BNP Paribas SA	4/19/21	1,917
USD	672,732	EUR	550,000	BNP Paribas SA	4/19/21	4,073
AUD	150,000	USD	116,451	Citibank N.A.	4/19/21	(1,761)
CAD	10,215,615	USD	8,063,760	Citibank N.A.	4/19/21	(73,758)
JPY	202,750,666	USD	1,967,116	Citibank N.A.	4/19/21	(29,783)
MXN	25,562,500	USD	1,251,091	Citibank N.A.	4/19/21	(14,805)
MXN	79,512,008	USD	3,940,627	Citibank N.A.	4/19/21	(95,168)
RUB	94,390,000	USD	1,252,854	Citibank N.A.	4/19/21	(17,015)
RUB	132,630,000	USD	1,760,186	Citibank N.A.	4/19/21	(23,675)
USD	418,287	AUD	535,914	Citibank N.A.	4/19/21	8,528
USD	5,107,759	BRL	27,021,066	Citibank N.A.	4/19/21	180,568
USD	5,751,262	GBP	4,236,738	Citibank N.A.	4/19/21	(56,269)
USD	1,093,022	JPY	112,900,000	Citibank N.A.	4/19/21	14,234

See Notes to Financial Statements.

50	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,616	ZAR	24,072	Citibank N.A.	4/19/21	$42
RUB	45,684,583	USD	606,854	Goldman Sachs Group Inc.	4/19/21	(8,710)
RUB	54,320,000	USD	729,111	Goldman Sachs Group Inc.	4/19/21	(17,905)
USD	316,835	EUR	259,886	Goldman Sachs Group Inc.	4/19/21	880
USD	393,525	EUR	320,000	Goldman Sachs Group Inc.	4/19/21	4,487
USD	491,905	EUR	400,000	Goldman Sachs Group Inc.	4/19/21	5,607
USD	5,935,604	EUR	4,828,157	Goldman Sachs Group Inc.	4/19/21	65,800
USD	549,060	GBP	400,000	Goldman Sachs Group Inc.	4/19/21	758
USD	691,272	RUB	51,140,000	Goldman Sachs Group Inc.	4/19/21	21,702
USD	1,164,816	RUB	88,590,000	Goldman Sachs Group Inc.	4/19/21	4,916
USD	747,612	CAD	950,000	JPMorgan Chase & Co.	4/19/21	4,583
USD	11,293,575	IDR	158,330,275,322	JPMorgan Chase & Co.	4/19/21	90,889
USD	5	INR	347	JPMorgan Chase & Co.	4/19/21	0	[1]
NOK	7,519,945	USD	879,115	Morgan Stanley & Co. Inc.	4/19/21	(1,388)
RUB	512,820,000	USD	6,720,088	Morgan Stanley & Co. Inc.	4/19/21	(5,788)
USD	725,331	NZD	1,010,000	Morgan Stanley & Co. Inc.	4/19/21	(461)
USD	1,504,000	MXN	30,771,840	Goldman Sachs Group Inc.	5/3/21	17,855
Total						$78,004

[1]	Value is less than $1.

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

RUB	— Russian Ruble

SAR	— Saudi Arabian Riyal

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

At January 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	4,600,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	$37,000
Citibank N.A.	5,400,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$2,381	41,053
Citibank N.A.	5,822,000	BRL	1/4/27	BRL-CDI**	7.024	%**	2,994	43,835
JPMorgan Chase & Co.	3,800,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	31,193
JPMorgan Chase & Co.	19,480,000	BRL	1/4/27	BRL-LIBOR**	6.870	%**	—	131,544
Total							$5,375	$284,625

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	26,569,000		11/27/25	3-Month LIBOR quarterly	0.840% semi-annually	$(11,338)	$(57,714)
	29,647,000		12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	5,207
	113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	40,924	785,954
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	86,916	1,355,925
	8,350,000		7/20/45	0.560% annually	Daily SOFR annually	21,236	1,386,921
	1,080,000		8/19/45	0.740% annually	Daily SOFR annually	—	140,861
	2,435,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	29,510	302,660
	1,334,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	7,854	(6,570)
Total						$175,102	$3,913,244

See Notes to Financial Statements.

52	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at January 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen AG, 0.500%, due 3/30/21)	1,790,000	EUR	12/20/24	0.611%	1.000% quarterly	$33,195	$17,189	$16,006

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at January 31, 2021[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.509%	1.000% quarterly	$(42,009)	$(32,794)	$(9,215)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.35 Index	$1,316,000	12/20/25	5.000% quarterly	$(106,435)	$(50,450)	$(55,985)

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Income Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

BRL-LIBOR	— Brazil London Interbank Offered Rate

EUR	— Euro

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

54	Western Asset Income Fund 2021 Semi-Annual Report

Western Asset Income Fund

Summary of Investments by Country*
United States	69.4%
Cayman Islands	5.2
Indonesia	3.0
Brazil	2.5
Canada	1.9
Russia	1.8
United Kingdom	1.8
Argentina	1.2
Italy	1.0
United Arab Emirates	0.8
Kazakhstan	0.8
Zambia	0.7
Ireland	0.7
Germany	0.7
Macau	0.7
Mexico	0.5
Qatar	0.5
Australia	0.5
Hong Kong	0.5
Netherlands	0.4
China	0.4
Switzerland	0.4
Spain	0.4
France	0.4
Peru	0.4
Israel	0.3
Colombia	0.3
Ivory Coast	0.3
Ghana	0.3
Luxembourg	0.3
Egypt	0.2
Bermuda	0.2
Panama	0.2
Jersey	0.1
Chile	0.1
Purchased Options	0.1
Short-Term Investments	1.0
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2021 and are subject to change.

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	55

Statement of assets and liabilities (unaudited)

January 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $548,664,629)	$552,542,328
Investments in affiliated securities, at value (Cost — $6,320,167)	6,322,296
Foreign currency, at value (Cost — $5,430,002)	5,437,385
Cash	1,116,711
Interest receivable	4,351,989
Deposits with brokers for open futures contracts and exchange-traded options	3,910,006
Receivable for Fund shares sold	2,012,670
Deposits with brokers for centrally cleared swap contracts	1,800,003
Receivable for securities sold	974,481
Unrealized appreciation on forward foreign currency contracts	426,839
OTC swaps, at value (premiums paid — $22,564)	323,195
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $163,533)	163,361
Deposits with brokers for OTC derivatives	20,000
Security litigation proceeds receivable	548
Other receivables	835
Prepaid expenses	42,444
Total Assets	579,445,091

Liabilities:
Payable for securities purchased	26,445,463
Payable for Fund shares repurchased	649,686
Unrealized depreciation on forward foreign currency contracts	348,835
Distributions payable	304,527
Investment management fee payable	231,956
Payable to broker — net variation margin on open futures contracts	202,719
Deposits from brokers for OTC derivatives	190,000
Written options, at value (premiums received — $220,184)	130,575
Service and/or distribution fees payable	72,960
OTC swaps, at value (premiums received — $32,794)	42,009
Payable to broker — net variation margin on centrally cleared swap contracts	6,095
Trustees’ fees payable	746
Accrued expenses	153,852
Total Liabilities	28,779,423
Total Net Assets	$550,665,668

Net Assets:
Par value (Note 7)	$894
Paid-in capital in excess of par value	590,659,371
Total distributable earnings (loss)	(39,994,597)
Total Net Assets	$550,665,668

See Notes to Financial Statements.

56	Western Asset Income Fund 2021 Semi-Annual Report

Net Assets:
Class A	$315,612,779
Class C	$6,254,379
Class C1	$1,179,817
Class I	$116,647,850
Class IS	$110,970,843

Shares Outstanding:
Class A	51,384,520
Class C	1,019,174
Class C1	191,877
Class I	18,887,507
Class IS	17,963,715

Net Asset Value:
Class A (and redemption price)	$6.14
Class C*	$6.14
Class C1*	$6.15
Class I (and redemption price)	$6.18
Class IS (and redemption price)	$6.18
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.41

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	57

Statement of operations (unaudited)

For the Six Months Ended January 31, 2021

Investment Income:
Interest from unaffiliated investments	$13,432,568
Interest from affiliated investments	9,677
Dividends	6,218
Less: Foreign taxes withheld	(64,984)
Total Investment Income	13,383,479

Expenses:
Investment management fee (Note 2)	1,327,157
Service and/or distribution fees (Notes 2 and 5)	419,748
Transfer agent fees (Note 5)	263,769
Registration fees	61,171
Fund accounting fees	46,980
Custody fees	28,795
Audit and tax fees	23,141
Shareholder reports	18,806
Legal fees	7,007
Trustees’ fees	4,383
Interest expense	4,196
Insurance	3,508
Commitment fees (Note 9)	3,436
Miscellaneous expenses	6,233
Total Expenses	2,218,330
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,705)
Net Expenses	2,215,625
Net Investment Income	11,167,854

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,424,262
Futures contracts	(244,142)
Written options	1,016,768
Swap contracts	(939,363)
Forward foreign currency contracts	(1,270,884)
Foreign currency transactions	104,796
Net Realized Gain	1,091,437
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	19,825,313
Investments in affiliated securities	18,234
Futures contracts	(2,747,756)
Written options	(76,333)
Swap contracts	2,921,438

See Notes to Financial Statements.

58	Western Asset Income Fund 2021 Semi-Annual Report

Forward foreign currency contracts	1,770,306
Foreign currencies	65,521
Change in Net Unrealized Appreciation (Depreciation)	21,776,723
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	22,868,160
Increase in Net Assets From Operations	$34,036,014

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	59

Statements of changes in net assets

For the Six Months Ended January 31, 2021 (unaudited) and the Year Ended July 31, 2020	2021	2020

Operations:
Net investment income	$11,167,854	$24,806,606
Net realized gain (loss)	1,091,437	(13,625,261)
Change in net unrealized appreciation (depreciation)	21,776,723	(13,282,664)
Increase (Decrease) in Net Assets From Operations	34,036,014	(2,101,319)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,566,001)	(16,229,253)
Return of capital	—	(10,130,044)
Decrease in Net Assets From Distributions to Shareholders	(11,566,001)	(26,359,297)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	78,247,701	259,096,675
Reinvestment of distributions	9,617,989	21,573,679
Cost of shares repurchased	(91,135,187)	(170,791,702)
Increase (Decrease) in Net Assets From Fund Share Transactions	(3,269,497)	109,878,652
Increase in Net Assets	19,200,516	81,418,036

Net Assets:
Beginning of period	531,465,152	450,047,116
End of period	$550,665,668	$531,465,152

See Notes to Financial Statements.

60	Western Asset Income Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$5.89	$6.19	$6.14	$6.46	$6.30	$6.65

Income (loss) from operations:
Net investment income	0.12	0.29	0.33	0.35	0.30	0.31
Net realized and unrealized gain (loss)	0.26	(0.28)	0.08	(0.33)	0.17	(0.12)
Total income from operations	0.38	0.01	0.41	0.02	0.47	0.19

Less distributions from:
Net investment income	(0.13)	(0.19)	(0.30)	(0.31)	(0.21)	(0.54)
Return of capital	—	(0.12)	(0.06)	(0.03)	(0.10)	—
Total distributions	(0.13)	(0.31)	(0.36)	(0.34)	(0.31)	(0.54)

Net asset value, end of period	$6.14	$5.89	$6.19	$6.14	$6.46	$6.30
Total return[3]	6.52%	0.28%[4]	6.84%	0.45%	7.65%	3.38%

Net assets, end of period (millions)	$316	$297	$294	$277	$280	$276

Ratios to average net assets:
Gross expenses	0.96%[5]	0.97%	1.00%	1.09%	1.14%	1.14%
Net expenses[6]	0.96 [5,7]	0.97 [7]	0.98 [7]	1.08 [7]	1.14 [7]	1.14
Net investment income	4.09 [5]	4.96	5.54	5.49	4.78	4.90

Portfolio turnover rate	35%	59%	54%	63%	59%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.11% for the year ended July 31, 2020.

[5]	Annualized.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	61

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$5.88	$6.19	$6.14	$6.46	$6.29	$6.64

Income (loss) from operations:
Net investment income	0.10	0.25	0.29	0.31	0.26	0.26
Net realized and unrealized gain (loss)	0.27	(0.29)	0.08	(0.33)	0.17	(0.11)
Total income (loss) from operations	0.37	(0.04)	0.37	(0.02)	0.43	0.15

Less distributions from:
Net investment income	(0.11)	(0.17)	(0.27)	(0.27)	(0.16)	(0.50)
Return of capital	—	(0.10)	(0.05)	(0.03)	(0.10)	—
Total distributions	(0.11)	(0.27)	(0.32)	(0.30)	(0.26)	(0.50)

Net asset value, end of period	$6.14	$5.88	$6.19	$6.14	$6.46	$6.29
Total return[3]	6.31%	(0.62)%[4]	6.25%	(0.43)%	7.06%	2.63%

Net assets, end of period (000s)	$6,254	$5,975	$6,453	$7,186	$6,161	$6,814

Ratios to average net assets:
Gross expenses	1.68%[5]	1.70%	1.71%	1.80%	1.85%	1.85%
Net expenses[6]	1.67 [5,7]	1.70 [7]	1.70 [7]	1.79 [7]	1.85	1.85
Net investment income	3.37 [5]	4.24	4.82	4.86	4.07	4.19

Portfolio turnover rate	35%	59%	54%	63%	59%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 1.95%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

62	Western Asset Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$5.89	$6.20	$6.15	$6.47	$6.31	$6.66

Income (loss) from operations:
Net investment income	0.11	0.28	0.31	0.36	0.28	0.28
Net realized and unrealized gain (loss)	0.27	(0.30)	0.08	(0.36)	0.16	(0.11)
Total income (loss) from operations	0.38	(0.02)	0.39	0.00 [3]	0.44	0.17

Less distributions from:
Net investment income	(0.12)	(0.18)	(0.29)	(0.29)	(0.18)	(0.52)
Return of capital	—	(0.11)	(0.05)	(0.03)	(0.10)	—
Total distributions	(0.12)	(0.29)	(0.34)	(0.32)	(0.28)	(0.52)

Net asset value, end of period	$6.15	$5.89	$6.20	$6.15	$6.47	$6.31
Total return[4]	6.44%	(0.23)%[5]	6.43%	0.08%[6]	7.21%	2.98%

Net assets, end of period (000s)	$1,180	$1,361	$2,400	$19,348	$25,384	$31,917

Ratios to average net assets:
Gross expenses	1.43%[7]	1.34%	1.39%	1.47%	1.55%	1.54%
Net expenses[8]	1.43 [7,9]	1.34 [9]	1.37 [9]	1.46 [9]	1.55 [9]	1.54
Net investment income	3.62 [7]	4.64	5.12	5.60	4.38	4.50

Portfolio turnover rate	35%	59%	54%	63%	59%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.08% for the year ended July 31, 2018.

[7]	Annualized.

[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	63

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$5.92	$6.23	$6.18	$6.50	$6.33	$6.68

Income (loss) from operations:
Net investment income	0.13	0.31	0.35	0.38	0.32	0.33
Net realized and unrealized gain (loss)	0.27	(0.29)	0.08	(0.34)	0.18	(0.12)
Total income from operations	0.40	0.02	0.43	0.04	0.50	0.21

Less distributions from:
Net investment income	(0.14)	(0.20)	(0.32)	(0.32)	(0.23)	(0.56)
Return of capital	—	(0.13)	(0.06)	(0.04)	(0.10)	—
Total distributions	(0.14)	(0.33)	(0.38)	(0.36)	(0.33)	(0.56)

Net asset value, end of period	$6.18	$5.92	$6.23	$6.18	$6.50	$6.33
Total return[3]	6.82%	0.43%[4]	7.33%	0.61%	8.12%	3.69%

Net assets, end of period (000s)	$116,648	$122,512	$103,043	$120,028	$83,331	$55,681

Ratios to average net assets:
Gross expenses	0.68%[5]	0.69%	0.70%	0.80%	0.86%	0.86%
Net expenses[6,7]	0.68 [5]	0.68	0.68	0.79	0.85	0.85
Net investment income	4.36 [5]	5.22	5.79	5.99	5.06	5.19

Portfolio turnover rate	35%	59%	54%	63%	59%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.26% for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 0.85%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

64	Western Asset Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$5.92	$6.23	$6.18	$6.50	$6.33	$6.68

Income (loss) from operations:
Net investment income	0.14	0.31	0.37	0.38	0.33	0.33
Net realized and unrealized gain (loss)	0.26	(0.28)	0.07	(0.33)	0.18	(0.11)
Total income from operations	0.40	0.03	0.44	0.05	0.51	0.22

Less distributions from:
Net investment income	(0.14)	(0.21)	(0.33)	(0.33)	(0.24)	(0.57)
Return of capital	—	(0.13)	(0.06)	(0.04)	(0.10)	—
Total distributions	(0.14)	(0.34)	(0.39)	(0.37)	(0.34)	(0.57)

Net asset value, end of period	$6.18	$5.92	$6.23	$6.18	$6.50	$6.33
Total return[3]	6.87%	0.53%[4]	7.43%	0.70%	8.22%	3.72%

Net assets, end of period (000s)	$110,971	$104,169	$44,528	$636	$424	$109

Ratios to average net assets:
Gross expenses	0.58%[5]	0.59%	0.62%	0.72%	0.76%	0.74%
Net expenses[6]	0.58 [5,7]	0.58 [7]	0.60 [7]	0.69 [7]	0.75 [7]	0.74
Net investment income	4.46 [5]	5.25	6.08	5.97	5.22	5.15

Portfolio turnover rate	35%	59%	54%	63%	59%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 0.75% and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2021 Semi-Annual Report	65

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

66	Western Asset Income Fund 2021 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

68	Western Asset Income Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$27,633,067	$1,251,663		$28,884,730
Information Technology	—	3,313,761	850,266		4,164,027
Materials	—	14,034,820	0	*	14,034,820
Other Corporate Bonds & Notes	—	162,995,600	—		162,995,600
Senior Loans:
Consumer Discretionary	—	24,681,285	1,888,576		26,569,861
Financials	—	19,014,812	2,877,314		21,892,126
Health Care	—	22,824,924	793,950		23,618,874
Information Technology	—	10,240,317	844,411		11,084,728
Real Estate	—	2,180,691	618,434		2,799,125
Other Senior Loans	—	47,107,972	—		47,107,972
Collateralized Mortgage Obligations	—	82,100,111	3,396,184		85,496,295
Sovereign Bonds	—	52,237,749	—		52,237,749
Asset-Backed Securities	—	50,981,441	960,302		51,941,743
Convertible Bonds & Notes	—	12,623,924	—		12,623,924
Convertible Preferred Stocks	—	3,666,886	—		3,666,886
U.S. Government & Agency
Obligations	—	1,412,451	—		1,412,451
Mortgage-Backed Securities	—	985,392	—		985,392
Common Stocks	$756,468	—	—		756,468
Purchased Options:
Exchange-Traded Purchased Options	563,128	—	—		563,128
OTC Purchased Options	—	58,412	—		58,412
Preferred Stocks	406,011	—	—		406,011
Non-U.S. Treasury Inflation Protected Securities	—	74,135	—		74,135
Total Long-Term Investments	1,725,607	538,167,750	13,481,100		553,374,457
Short-Term Investments†	5,490,167	—	—		5,490,167
Total Investments	$7,215,774	$538,167,750	$13,481,100		$558,864,624

Western Asset Income Fund 2021 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$804,688	—	—	$804,688
Forward Foreign Currency Contracts	—	$426,839	—	426,839
OTC Interest Rate Swaps‡	—	290,000	—	290,000
Centrally Cleared Interest Rate Swaps	—	3,977,528	—	3,977,528
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	33,195	—	33,195
Total Other Financial Instruments	$804,688	$4,727,562	—	$5,532,250
Total	$8,020,462	$542,895,312	$13,481,100	$564,396,874

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$130,575	—	—	$130,575
Futures Contracts	2,544,274	—	—	2,544,274
Forward Foreign Currency Contracts	—	$348,835	—	348,835
Centrally Cleared Interest Rate Swaps	—	64,284	—	64,284
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	42,009	—	42,009
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	55,985	—	55,985
Total	$2,674,849	$511,113	—	$3,185,962

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2020	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Financials	—	—	—	—	—
Information Technology	—	$(111)	—	$111	$850,266
Materials	—	—	—	—	—
Senior Loans:
Communication Services	$565,021	613	$38	5,732	—
Consumer Discretionary	398,000	1,428	55	22,897	313,600
Consumer Staples	251,550	247	—	7,878	—
Financials	1,472,100	1,325	3	44,231	1,626,294
Health Care	1,189,990	236	121	24,459	790,000
Industrials	698,979	801	123	74,076	—
Information Technology	321,787	—	—	7,768	—
Real Estate	—	349	41	15,885	603,725
Collateralized Mortgage Obligations	—	—	—	—	—
Asset-Backed Securities	940,452	—	—	24,875	—
Common Stocks:
Energy	37,430	—	(441,384)	450,070	—
Total	$5,875,309	$4,888	$(441,003)	$677,982	$4,183,885

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2021[2]
Corporate Bonds & Notes:
Financials	—	$1,251,663	—	$1,251,663	—

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Notes to financial statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]		Transfers out of Level 3[4]	Balance as of January 31, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2021[2]
Information Technology	—	—		—	$850,266		$111
Materials	—	$0	*	—	0	*	—
Senior Loans:
Communication Services	$(2,850)	—		$(568,554)	—		—
Consumer Discretionary	(2,000)	1,154,596		—	1,888,576		32,551
Consumer Staples	—	—		(259,675)	—		—
Financials	(28,403)	—		(238,236)	2,877,314		40,065
Health Care	(37,173)	—		(1,173,683)	793,950		3,950
Industrials	(24,302)	—		(749,677)	—		—
Information Technology	(1,654)	844,411		(327,901)	844,411		—
Real Estate	(1,566)	—		—	618,434		15,885
Collateralized Mortgage Obligations	—	3,396,184		—	3,396,184		—
Asset-Backed Securities	(5,025)	—		—	960,302		24,875
Common Stocks:
Energy	(46,116)	—		—	—		—
Total	$(149,089)	$6,646,854		$(3,317,726)	$13,481,100		$117,437

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and

72	Western Asset Income Fund 2021 Semi-Annual Report

Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

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Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap

74	Western Asset Income Fund 2021 Semi-Annual Report

agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2021, the total notional value of all credit default swaps to sell protection was 1,790,000 EUR. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended January 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net

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Notes to financial statements (unaudited) (cont’d)

assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund

76	Western Asset Income Fund 2021 Semi-Annual Report

records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a

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Notes to financial statements (unaudited) (cont’d)

material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

78	Western Asset Income Fund 2021 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

Western Asset Income Fund 2021 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2021, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of

80	Western Asset Income Fund 2021 Semi-Annual Report

$390,844. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $20,000, which could be used to reduce the required payment.

At January 31, 2021, the Fund held cash collateral from Citibank N.A. in the amount of $190,000 and non-cash collateral from JPMorgan Chase & Co. in the amount of $350,355. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Western Asset Income Fund 2021 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s sub-subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly sub-advisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of

82	Western Asset Income Fund 2021 Semi-Annual Report

total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended January 31, 2021, fees waived and/or expenses reimbursed amounted to $2,705, which included an affiliated money market fund waiver of $2,690.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2021, the Fund had no fee waivers and/or expense reimbursements subject to recapture by LMPFA through July 31, 2023.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$47,959
CDSCs	1,084

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

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Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended January 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$173,814,979	$12,800,737
Sales	174,129,272	8,758,248

At January 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$554,984,796	$26,193,968	$(22,314,140)	$3,879,828
Written options	(220,184)	89,609	—	89,609
Futures contracts	—	804,688	(2,544,274)	(1,739,586)
Forward foreign currency contracts	—	426,839	(348,835)	78,004
Swap contracts	114,422	4,278,159	(129,484)	4,148,675

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[2]	$53,828	$58,412	—	$509,300	$621,540
Futures contracts[3]	804,688	—	—	—	804,688
Forward foreign currency contracts	—	426,839	—	—	426,839
OTC swap contracts[4]	290,000	—	$33,195	—	323,195
Centrally cleared swap contracts[5]	3,977,528	—	—	—	3,977,528
Total	$5,126,044	$485,251	$33,195	$509,300	$6,153,790

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LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Written options	$16,625	—	—	$113,950	$130,575
Futures contracts[3]	2,544,274	—	—	—	2,544,274
Forward foreign currency contracts	—	$348,835	—	—	348,835
OTC swap contracts[4]	—	—	$42,009	—	42,009
Centrally cleared swap contracts[5]	64,284	—	55,985	—	120,269
Total	$2,625,183	$348,835	$97,994	$113,950	$3,185,962

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$(115,066)	$(619,004)	—	$(1,405,105)	$(2,139,175)
Futures contracts	(244,142)	—	—	—	(244,142)
Written options	139,491	449,074	—	428,203	1,016,768
Swap contracts	(510,952)	—	$(428,411)	—	(939,363)
Forward foreign currency contracts	—	(1,270,884)	—	—	(1,270,884)
Total	$(730,669)	$(1,440,814)	$(428,411)	$(976,902)	$(3,576,796)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

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Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$17,018	$(303,903)	—	$261,481	$(25,404)
Futures contracts	(2,747,756)	—	—	—	(2,747,756)
Written options	14,782	(45,334)	—	(45,781)	(76,333)
Swap contracts	2,571,660	—	$349,778	—	2,921,438
Forward foreign currency contracts	—	1,770,306	—	—	1,770,306
Total	$(144,296)	$1,421,069	$349,778	$215,700	$1,842,251

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended January 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$781,674
Written options	281,549
Futures contracts (to buy)	193,124,883
Futures contracts (to sell)	183,522,016
Forward foreign currency contracts (to buy)	36,885,488
Forward foreign currency contracts (to sell)	70,090,236

Average Notional Balance
Interest rate swap contracts	$74,780,433
Credit default swap contracts (to buy protection)	4,600,984
Credit default swap contracts (to sell protection)	2,131,750

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$5,990	—	$5,990	—	$5,990
Citibank N.A.	330,635	$(312,234)	18,401	$(190,000)	(171,599)
Goldman Sachs Group Inc.	180,417	(26,615)	153,802	—	153,802
JPMorgan Chase & Co.	258,209	(2,349)	255,860	(258,209)	(2,349)
Morgan Stanley & Co. Inc.	33,195	(49,646)	(16,451)	20,000	3,549
Total	$808,446	$(390,844)	$417,602	$(428,209)	$(10,607)

86	Western Asset Income Fund 2021 Semi-Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$384,684	†	$200,231
Class C	30,747		3,000
Class C1	4,317		917
Class I	—		59,001
Class IS	—		620
Total	$419,748		$263,769

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2021, the service and/or distribution fees reimbursed amounted to $15 for Class A shares.

For the six months ended January 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,569
Class C	31
Class C1	6
Class I	582
Class IS	517
Total	$2,705

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Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Net Investment Income:
Class A	$6,524,565	$9,483,053
Class C	108,480	177,847
Class C1	23,201	59,770
Class I	2,586,174	4,188,592
Class IS	2,323,581	2,319,991
Total	$11,566,001	$16,229,253

Return of Capital:
Class A	—	$5,919,173
Class C	—	111,010
Class C1	—	37,307
Class I	—	2,614,453
Class IS	—	1,448,101
Total	—	$10,130,044

7. Shares of beneficial interest

At January 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,815,639	$22,977,424	9,172,614	$54,941,580
Shares issued on reinvestment	1,060,488	6,374,469	2,531,522	15,031,810
Shares repurchased	(4,028,690)	(24,243,239)	(8,564,036)	(50,604,829)
Net increase	847,437	$5,108,654	3,140,100	$19,368,561

Class C
Shares sold	95,128	$569,833	336,899	$2,029,388
Shares issued on reinvestment	17,066	102,428	43,734	259,422
Shares repurchased	(108,987)	(656,556)	(407,233)	(2,385,476)
Net increase (decrease)	3,207	$15,705	(26,600)	$(96,666)

88	Western Asset Income Fund 2021 Semi-Annual Report

	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Amount	Shares	Amount

Class C1
Shares sold	1,552	$9,371	5,564	$33,100
Shares issued on reinvestment	3,833	23,036	15,420	91,995
Shares repurchased	(44,405)	(265,613)	(177,134)	(1,059,828)
Net decrease	(39,020)	$(233,206)	(156,150)	$(934,733)

Class I
Shares sold	4,773,434	$28,989,097	18,869,668	$113,731,439
Shares issued on reinvestment	312,382	1,886,936	871,555	5,192,228
Shares repurchased	(6,899,637)	(41,531,343)	(15,582,109)	(90,219,426)
Net increase (decrease)	(1,813,821)	$(10,655,310)	4,159,114	$28,704,241

Class IS
Shares sold	4,221,581	$25,701,976	14,955,706	$88,361,168
Shares issued on reinvestment	203,501	1,231,120	170,979	998,224
Shares repurchased	(4,057,965)	(24,438,436)	(4,677,785)	(26,522,143)
Net increase	367,117	$2,494,660	10,448,900	$62,837,249

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended January 31, 2021. The following transactions were effected in such companies for the six months ended January 31, 2021.

	Affiliate Value at July 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	$423,895	—	—	—	—

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Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at July 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	$390,000	390,000	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,983,407	88,933,294	88,933,294	$86,426,534	86,426,534
	$3,407,302	$89,323,294		$86,426,534

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	—	$9,090	$17,997	$441,892
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	—	237	390,237
Western Asset Premier Institutional Government Reserves, Premium Shares	—	587	—	5,490,167
	—	$9,677	$18,234	$6,322,296

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust and Western Asset Funds, Inc. (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $485 million (prior to November 16, 2020, the aggregate amount was $220 million for participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust). Unless renewed or otherwise terminated sooner in accordance with its terms, the agreement will terminate on November 15, 2021. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption

90	Western Asset Income Fund 2021 Semi-Annual Report

Facility is 0.15% and is incurred on the unused portion of the facility; there is an annual upfront fee of 0.06% of the $485 million Redemption Facility. These fees are allocated to all Participating Funds pro rata based on net assets. Prior to November 16, 2020, there was no upfront fee. For the six months ended January 31, 2021, the Fund incurred a commitment fee in the amount of $3,436. The Fund did not utilize the Redemption Facility during the six months ended January 31, 2021.

10. Deferred capital losses

As of July 31, 2020, the Fund had deferred capital losses of $47,245,819, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Effective February 5, 2021, the Fund’s Redemption Facility was terminated and the Fund, together with the Participating Funds and other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

Western Asset Income Fund 2021 Semi-Annual Report	91

Notes to financial statements (unaudited) (cont’d)

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee.

92	Western Asset Income Fund 2021 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

Western Asset Income Fund	93

Statement regarding liquidity risk management program (unaudited) (cont’d)

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

94	Western Asset Income Fund

Western Asset

Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2174 3/21 SR21-4104

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 22, 2021